Alger International Small Cap Fund - A Investment Objectives and Goals - Class A C Shares [Member] - Alger International Small Cap Fund - A	Jun. 23, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Alger International Small Cap Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Alger International Small Cap Fund seeks long-term capital appreciation.